Supplementary Information to the Statements of Comprehensive Profit or Loss (Schedule of Research Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Salary and benefits (including share-based compensation)	$ 2,811	$ 2,094	$ 2,965
Subcontractors	6,309	3,173	4,694
Depreciation and amortization	352	346	342
Cost of materials	295	517	311
Allotment of manufacturing costs	209	1,394	1,621
Allotment Of Development Cost Of Goods Sold	280	174	137
Research and development, gross	10,256	7,698	10,070
Participations:
BARDA funds	0	0	(3,785)
Revaluation of liabilities in respect of IIA grants	0	0	(1,316)
Research and development, net of participations	$ 10,256	$ 7,698	$ 4,969